Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Liabilities [Abstract]
Long-term borrowings	¥ 10,399,210	¥ 9,258,306
Transferred to SPEs [Member]
Trading assets
Japanese government securities	1,000
Loans for trading purposes	25,000	19,000
Loans receivable	328,000	203,000
Total	354,000	222,000
Liabilities [Abstract]
Long-term borrowings	¥ 354,000	¥ 222,000